Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventories
Schedule of inventories

	31 Dec	31 Dec
	2021	2020
	k€	k€
Raw materials	25,043	13,306
Work-in-progress	750	279
Total inventories	25,793	13,585